NET INCOME/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 03, 2020
NET INCOME/(LOSS) PER SHARE
Percentage of repurchase aggregate principal amount	93.20%
Weighted average ordinary shares used in per share computation - basic		281,005,226	370,839,686	368,020,254
Effect of:
Weighted average ordinary shares used in per share computation - diluted		281,005,226	370,839,686	368,020,254
Net loss per share from continuing operations attributable to ordinary shareholders:
Basic ( in dollars per share)		$ (1.4)	$ (0.92)	$ (0.49)
Diluted ( in dollars per share)		(1.4)	(0.92)	(0.49)
Net income/(loss) per share from discontinued operations attributable to ordinary shareholders:
Basic ( in dollars per share)		(0.88)	1.57	2.52
Diluted ( in dollars per share)		(0.88)	1.57	2.08
Net income/(loss) per share attributable to ordinary shareholders:
Basic ( in dollars per share)		(2.28)	0.65	2.03
Diluted ( in dollars per share)		$ (2.28)	$ 0.65	$ 1.59
Employee Stock Option [Member]
NET INCOME/(LOSS) PER SHARE
Number of Share based awards excluded from the diluted net income per ordinary share computation (in shares)		4,026,852	6,005,247	14,200,679
Convertible shares
NET INCOME/(LOSS) PER SHARE
Number of Share based awards excluded from the diluted net income per ordinary share computation (in shares)		2,694,657
Minimum
NET INCOME/(LOSS) PER SHARE
Percentage of repurchase aggregate principal amount		99.00%
0.75% convertible senior notes
NET INCOME/(LOSS) PER SHARE
Percentage of principal amount redeemed		70.00%
Interest rate (as a percent)	0.75%				0.75%
Common Class A
NET INCOME/(LOSS) PER SHARE
Net (loss)/income from continuing operations, allocated for basic		$ (343.5)	$ (308.6)	$ (162.5)
Reallocation of net (loss)/income from continuing operations as a result of conversion of Class B to Class A shares		(50.0)	(32.9)	(17.5)
Net (loss)/income from continuing operations, allocated for diluted		(393.5)	(341.5)	(180.0)
Net (loss)/income from discontinuing operations, allocated for basic		(216.4)	526.7	835.8
Reallocation of net (loss)/income from discontinuing operations as a result of conversion of Class B to Class A shares		(31.5)	56.1	89.8
Effect of convertible debt restructuring, net of tax				(159.2)
Net (loss)/income from discontinued operations, allocated for diluted		$ (247.9)	$ 582.8	$ 766.4
Weighted average ordinary shares used in per share computation - basic		245,306,552	335,141,012	332,321,580
Effect of:
Conversion of Class B to Class A shares		35,698,674	35,698,674	35,698,674
Weighted average ordinary shares used in per share computation - diluted		281,005,226	370,839,686	368,020,254
Net loss per share from continuing operations attributable to ordinary shareholders:
Basic ( in dollars per share)		$ (1.4)	$ (0.92)	$ (0.49)
Diluted ( in dollars per share)		(1.4)	(0.92)	(0.49)
Net income/(loss) per share from discontinued operations attributable to ordinary shareholders:
Basic ( in dollars per share)		(0.88)	1.57	2.52
Diluted ( in dollars per share)		(0.88)	1.57	2.08
Net income/(loss) per share attributable to ordinary shareholders:
Basic ( in dollars per share)		(2.28)	0.65	2.03
Diluted ( in dollars per share)		$ (2.28)	$ 0.65	$ 1.59
Common Class B
NET INCOME/(LOSS) PER SHARE
Net (loss)/income from continuing operations, allocated for basic		$ (50.0)	$ (32.9)	$ (17.5)
Reallocation of net (loss)/income from continuing operations to Class B shares			(0.1)	0.5
Net (loss)/income from continuing operations, allocated for diluted		(50.0)	(33.0)	(17.0)
Net (loss)/income from discontinuing operations, allocated for basic		(31.5)	56.1	89.8
Reallocation of net (loss)/income from discontinuing operations to Class B shares		0.5	(0.1)	(15.8)
Net (loss)/income from discontinued operations, allocated for diluted		$ (31.0)	$ 56.0	$ 74.0
Weighted average ordinary shares used in per share computation - basic		35,698,674	35,698,674	35,698,674
Effect of:
Weighted average ordinary shares used in per share computation - diluted		35,698,674	35,698,674	35,698,674
Net loss per share from continuing operations attributable to ordinary shareholders:
Basic ( in dollars per share)		$ (1.4)	$ (0.92)	$ (0.49)
Diluted ( in dollars per share)		(1.4)	(0.92)	(0.49)
Net income/(loss) per share from discontinued operations attributable to ordinary shareholders:
Basic ( in dollars per share)		(0.88)	1.57	2.52
Diluted ( in dollars per share)		(0.88)	1.57	2.08
Net income/(loss) per share attributable to ordinary shareholders:
Basic ( in dollars per share)		(2.28)	0.65	2.03
Diluted ( in dollars per share)		$ (2.28)	$ 0.65	$ 1.59